CONVERTIBLE NOTES PAYABLE - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Accrued interest and amounts due under convertible notes payable	$ 743,840	$ 47,041
2020 Notes
Debt Instrument [Line Items]
Interest expense	202,000	47,000	$ 0
Other expense	697,000
Accrued interest and amounts due under convertible notes payable	$ 744,000	$ 47,000	$ 0